SCHEDULE OF RECONCILIATION BETWEEN INCOME TAX EXPENSES (CREDIT) AND (LOSS) PROFIT BEFORE TAXATION AT APPLICABLE TAX RATES (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Loss before taxation including discontinued entities	$ (11,215)	$ (8,812)	$ (10,576)	$ (2,031)
Tax calculated at a tax rate of 25%	(2,803)	(2,203)	(2,644)	(508)
Tax effect on different tax rates of group entities operating in other jurisdictions	2,397	1,734	2,149	2,984
Change in net operating losses	415	473	506	(2,464)
Tax per financial statements	$ 9	$ 4	$ 11	$ 12